FORUM
                  FUNDS (R)                 SEMI-ANNUAL  REPORT

                                            SEPTEMBER 30, 2002




                                            INVESTORS BOND FUND

                                            TAXSAVER BOND FUND

                                             MAINE TAXSAVER
                                                 BOND FUND

                                           NEW HAMPSHIRE TAXSAVER
                                                 BOND FUND

                                            PAYSON BALANCED FUND

                                              PAYSON VALUE FUND




                                [IMAGE]

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TABLE OF CONTENTS                                            SEPTEMBER 30, 2002
--------------------------------------------------------------------------------


Messages to Our Shareholders:
    Bainbridge Capital Management, LLC and Forum Investment Advisors, LLC.....1
    H.M. Payson & Co..........................................................2
Forum Funds Performance.......................................................3


Financial Statements of the Forum Funds

Schedules of Investments:
    Investors Bond Fund.......................................................5
    TaxSaver Bond Fund........................................................6
    Maine TaxSaver Bond Fund..................................................8
    New Hampshire TaxSaver Bond Fund.........................................12
    Payson Balanced Fund.....................................................15
    Payson Value Fund........................................................17

Notes to Schedules of Investments............................................19

Statements of Assets and Liabilities.........................................20

Statements of Operations.....................................................22

Statements of Changes in Net Assets..........................................24

Financial Highlights.........................................................27

Notes to Financial Statements................................................29





                                                                     FORUM FUNDS

--------------------------------------------------------------------------------
A MESSAGE TO OUR SHAREHOLDERS
BAINBRIDGE CAPITAL MANAGEMENT, LLC AND FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------
September 30, 2002


Dear Forum Bond Fund Shareholder:

Since our last report to you at the end of March, instability and weakness have continued to grip the financial markets. Anxiety over stock market declines coupled with corporate accounting scandals and threats of terrorism dominated investors' minds and spurred on the flight to quality. Continued demand for conservative investments remained strong through the end of the Funds' semi-annual period as bonds generally outperformed stocks.

The Federal Reserve made no further cuts in short-term interest rates since late 2001. At the end of September, the Fed remained upbeat about the economy stating that the combination of monetary policy together with continued growth in productivity should work to push economic recovery along - but acknowledged that timing and the extent of an economic rebound were difficult to predict.

Overall, our Funds have not kept pace with their Morningstar peer groups since our last report to you, but there was a bright spot. For the 2002 calendar year-to-date, Investors Bond Fund ended the period with a total return of 8.67% compared to Morningstar's Corporate General Bond Funds Average of 4.56%. For the same period, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund reported total returns of 7.18% and 5.97%, respectively, versus Morningstar's Municipal Single-State Bond Funds Average of 8.34% while Forum TaxSaver Bond Fund reported 6.77% versus Morningstar's Municipal National Bond Funds Average of 7.90%.*

We continue to manage the Funds conservatively and to position their portfolios for a slowly improving economy. Our portfolio management teams will maintain their defensive positions, which include, among other things, reducing the average maturities of the Funds' portfolios in anticipation of rising interest rates.

Our portfolio management teams remain committed to helping you reach your financial goals through skilled and prudent portfolio management. We appreciate your continued trust and confidence in us and thank you for investing in Forum Funds. Feel free to call us at 800-943-6786 (or 207-879-0001) or contact your local investment professional with any questions.

Bainbridge Capital Management, LLC
Forum Investment Advisors, LLC
Investment Advisors






* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM FUNDS AND MORNINGSTAR PERFORMANCE FIGURES DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGES. FOR ADDITIONAL FUND PERFORMANCE INFORMATION, PLEASE REFER TO PAGES 3 AND 4. THE VIEWS IN THIS REPORT ARE THOSE OF BAINBRIDGE CAPITAL MANAGEMENT AND FORUM INVESTMENT ADVISORS AS OF SEPTEMBER 30, 2002 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUNDS IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE. (11/02)



                                        1                           FORUM FUNDS

--------------------------------------------------------------------------------
A MESSAGE TO OUR SHAREHOLDERS
H.M. PAYSON & CO.
--------------------------------------------------------------------------------

September 30, 2002


Dear Payson Fund Shareholder:

The bear market which began in March of 2000 accelerated during the past six months, as continued uncertainties created by accounting irregularities, corporate greed, and possible military action in Iraq sent investors away from equities and into the safety of U.S. treasury securities. During the six month period ending September 30, 2002, the S&P 500 Index and the technology-heavy Nasdaq Composite Index produced returns of negative 28.35% and negative 36.36%, respectively. Conversely, for the same time period, the ten year U.S. Treasury bond produced an approximate total return of positive 17.5%!

The Payson mutual funds have been negatively effected by the overall market condition, and also by the especially poor performance of a small number of individual stocks. Sharp declines in electric and gas utility, telecommunication, technology and certain pharmaceutical companies led to our relative under performance. For the one year period ending September 30, 2002, the S&P 500 Index and Nasdaq Composite Index produced returns of negative 20.47% and negative 21.51%, respectively. By comparison, the Payson Value Fund and Payson Balanced Fund returned negative 23.97% and negative 13.00%, respectively, for the same period. * The Balanced Fund's better performance can primarily be attributed to its 25 - 30% allocation of fixed income securities.

We wrote six months ago that while we would refrain from predicting the near-term course of our economy and of the overall stock market, we believed there was reason for cautious optimism. Further, we stated our belief that the overall stock market was not cheap and that many large companies were already reflecting anticipation of a sharp recovery in corporate profits. After the action of the past six months, we now believe that stocks have reached reasonable valuations and market sentiment is at pessimistic extremes. With investors running scared and market sentiment so negative, we believe a foundation is forming for a solid market recovery. Once again, we do not know the course of stock prices over the short-term, but we can say with a good deal of confidence that it is likely that the worst is behind the domestic equity markets.

We know that the losses of the past year are painful, yet we know that portfolio volatility is an unavoidable consequence of being invested. At its extremes, volatility and sentiment can cause investors to quit at just the wrong time. We believe now is not the time to be actively reducing one's exposure to the equity markets; rather, we see an opportunity to capitalize on what we believe to be the market's shortsightedness.

As always, we thank you for the confidence you have placed in us.

H.M. Payson & Co.
Investment Advisor


* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR ADDITIONAL PERFORMANCE INFORMATION PLEASE SEE PAGES 3 AND 4. S&P 500 INDEX IS A BROAD-BASED, UNMANAGED MEASUREMENT OF CHANGES IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE OF 500 WIDELY HELD COMMON STOCKS. THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX REPRESENTING THE MARKET CAP WEIGHTED PERFORMANCE OF APPROXIMATELY 5,000 DOMESTIC COMMON STOCKS TRADED ON THE NASDAQ EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN ANY INDEX. THE U.S TREASURY BOND'S HISTORICALLY HIGH SIX-MONTH RETURN IS PRIMARILY DUE TO THE DRAMATIC DECREASE IN INTEREST RATES DURING THIS PERIOD. INTEREST RATES INVERSELY INFLUENCE THE PRICE OF A BOND. FOR EXAMPLE, WHEN INTEREST RATES DECREASE BOND PRICES INCREASE AND VICE-VERSA. E VIEWS IN THIS REPORT WERE THOSE OF THE FUNDS' INVESTMENT ADVISER, H.M. PAYSON & CO., AS OF SEPTEMBER 30, 2002 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR FUND INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE. (11/02)

                                     2                               FORUM FUNDS

--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

                                  SUMMARY PERFORMANCE INDICATORS
           SIX-MONTH CUMULATIVE TOTAL RETURN WITHOUT APPLICABLE SALES CHARGE (IF APPLICABLE)
                                  PERIOD ENDED SEPTEMBER 30, 2002

                                                                           PEER          FORUM vs.
                                                             FORUM         GROUP         PEER GROUP
                                                             -----         ------        ----------
Investors Bond Fund                                          7.54%         4.59% 1          2.95%
TaxSaver Bond Fund                                           6.01%         7.13% 2         (1.12)%
Maine TaxSaver Bond Fund                                     6.52%         7.60% 3         (1.08)%
New Hampshire TaxSaver Bond Fund                             5.26%         7.60% 3         (2.34)%
Payson Balanced Fund                                       (24.19)%      (15.37)% 4        (8.82)%
Payson Value Fund                                          (33.44)%      (26.66)% 5        (6.78)%


1 MORNINGSTAR Corporate General Bond Funds Average:          4 MORNINGSTAR Balanced Funds Average:
  730 Funds in Category                                        513 Funds in Category

2 MORNINGSTAR Municipal National Bond Funds Average:         5 MORNINGSTAR Growth & Income Funds Average:
  613 Funds in Category                                        1050 Funds in Category

3 MORNINGSTAR Municipal Single-State Bond Funds Average:
  878 Funds in Category


                                      3                              FORUM FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
          AVERAGE ANNUAL TOTAL RETURN WITH SALES CHARGE (IF APPLICABLE)
                         PERIOD ENDED SEPTEMBER 30, 2002

                                                                                             SINCE
                                    INCEPTION DATE     1 YEAR       5 YEAR     10 YEAR     INCEPTION
                                    --------------     ------       ------     -------     ---------

Investors Bond Fund                    10/2/1989        2.99%       6.09%       6.69%        7.91%
TaxSaver Bond Fund                     10/2/1989        2.37%       4.31%       5.58%        6.29%
Maine TaxSaver Bond Fund               12/5/1991        3.54%       4.74%       5.56%        5.91%
New Hampshire TaxSaver Bond Fund      12/31/1992        2.60%       4.49%        N/A         5.33%
Payson Balanced Fund                  11/25/1991      (13.00)%     (1.33)%      6.56%        6.77%
Payson Value Fund                      7/31/1992      (23.97)%     (4.22)%      6.91%        6.65%





                             MAXIMUM SALES CHARGES
                ------------------------------------------------
                Investors Bond Fund                        3.75%
                TaxSaver Bond Fund                         3.75%
                Maine TaxSaver Bond Fund                   3.00%
                New Hampshire TaxSaver Bond Fund           3.00%
                Payson Balanced Fund                       0.00%
                Payson Value Fund                          0.00%




PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MARKET VOLITILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MORNINGSTAR FIGURES DO NOT INCLUDE THE EFFECT OF MAXIMUM SALES CHARGES. DURING THE PERIOD REPORTED, THE FUNDS WAIVED FEES OR REIMBURSED EXPENSES. IF THERE HAD BEEN NO FEE WAIVERS OR EXPENSE REIMBURSEMENTS, EACH FUND'S QUOTED PERFORMANCE WOULD BE LOWER. TOTAL RETURNS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. FOR MORE CURRENT INFORMATION PERFORMANCE PLEASE CALL (800) 943-6786. (11/02)


                                     4                              FORUM FUNDS

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                   SECURITY                                                            SECURITY
PRINCIPAL          DESCRIPTION                       VALUE          PRINCIPAL          DESCRIPTION                      VALUE
---------     ----------------------------------  ------------    -------------    -----------------------------  --------------

CORPORATE BONDS & NOTES (42.1%)                                    U.S. TREASURY OBLIGATIONS (15.1%)
$   27,000         Bank United, 8.00%, 3/15/09     $    31,456     $ 2,000,000  U.S. Treasury Notes, 6.00%,
 2,211,000         Comerica Bank, 8.38%, 7/15/24     2,672,321                     8/15/09 (cost $2,229,112)      $   2,342,422
   948,000         Conseco, Inc., 8.70%, 11/15/26        7,110                                                        ---------
   474,000         Cummins Engine Co., Inc., 6.45%,                SHARES
                     3/1/05                            460,117     ------
   500,000         Ford Motor Credit Co., 7.88%,                       PREFERRED STOCK (8.7%)
                     6/15/10                           493,784         28,700   City Holding Capital Trust  II,
   500,000         General Motors Acceptance Corp.,                                9.13%                                725,823
                    7.75%, 1/19/10                     518,417         24,150   Irwin Financial Corp., Capital
 1,000,000         Georgia Pacific Corp., 8.13%,                                   Trust I, 9.25%                       627,900
                     5/15/11                           835,051                                                          -------
   500,000         Lehman Brothers Holdings, 7.20%,                Total Preferred Stock (cost $1,181,428)            1,353,723
                     8/15/09                           570,044                                                       ----------
   316,000         Leucadia Capital Trust I,  8.65%,               SHORT-TERM HOLDINGS (8.9)%
                     1/15/27                           261,719     CASH MANAGEMENT ACCOUNTS (2.5%)
   288,000         Paine Webber Group, Inc., 7.39%,                   395,600   Deutsche Cash Management Fund,
                     10/16/17                          339,387                     1.69%                                395,600
   316,000         Sears Roebuck Acceptance Corp.,                                                                      -------
                     6.70%, 11/15/06                   342,812     PRINCIPAL
                                                     ---------     ---------
                                                                         U.S. TREASURY BILLS  (6.4%)
Total Corporate Bonds & Notes (cost $7,562,927)      6,532,218     $1,000,000   U.S. Treasury Bills, 1.60% ^,
                                                     ---------                     10/17/02                             999,298
GOVERNMENT AGENCY NOTES (6.7%)                                                                                          -------
 1,000,000         FHLB, 5.10%, 5/10/07
                      (cost $1,029,694)              1,044,384     Total Short-Term Holdings (cost $1,394,898)        1,394,898
                                                     ---------     Total Investments (99.1%)                          ---------
                                                                   (cost $16,071,772)                                15,406,690
                                                                   Other Assets & Liabilities, Net (0.9%)               134,625
MUNICIPAL BONDS (17.6%)                                                                                                 -------
 1,015,116       Coffee County, GA, Hospital Authority,            NET ASSETS (100.0%)                            $  15,541,315
                    Taxable Revenue Anticipation                                                                   ============
                    Certificates, Coffee Regional Medical
                    Center Office Building Project,
                    Series B, ACA Insured,
                    CBI, 9.00%, 12/1/12*             1,139,112
 1,502,370       Coffee County, GA, Hospital Authority,
                    Taxable Revenue Anticipation
                    Certificates, Coffee Regional Medical
                    Center Office Building Project,
                    Series B, 9.00%, 12/1/12*        1,599,933
                                                     ---------
Total Municipal Bonds (cost $2,673,713)              2,739,045
                                                     ---------






See Notes to Schedules of Investments and Notes to Financial Statements.              5                                 FORUM FUNDS






--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY                                                      SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE         PRINCIPAL       DESCRIPTION                       VALUE
-------------   ----------------------------------  ---------     -------------  --------------------------------  -----------

MUNICIPAL BONDS (95.6%)                                             MISSOURI  (3.6%)
ARIZONA (2.8%)                                                       $  770,000  Kansas City, MO, IDA RV,
$  500,000      Gila County, AZ, IDA, Cobre                                       Owens-Illinois Inc. Project,
                   Valley Community Hospital,                                    4.90%, 12/31/08                  $   689,905
                   Healthcare RV, ACA Insured,                                                                        -------
                   6.00%, 12/1/20                  $  540,515       NEW HAMPSHIRE (0.6%)
                                                      -------           100,000  New Hampshire State Turnpike
DISTRICT OF COLUMBIA (2.9%)                                                       System RV, Series A, FGIC
   500,000      District of Columbia, Educational,                                Insured, 6.75%, 11/1/11             118,655
                   Facilities RV, American University,                                                                -------
                   AMBAC Insured, 5.75%, 10/1/16      554,040       NEW JERSEY (4.6%)
                                                      -------           770,000  Essex County, NJ, Improvement
                                                                                  Authority RV, Utilities Systems
ILLINOIS (0.9%)                                                                   East Orange Franchise, MBIA
   170,000      Illinois Development Finance Authority                            Insured, 6.00%, 7/1/18              872,980
                   RV, Community Rehabilitation                                                                       -------
                   Providers Facilities  Acquisition
                   Program, 8.25%, 8/1/12             173,031       NEW YORK  (4.5%)
                                                      -------           770,000  New York, NY, IDA, Lease RV,
                                                                                  USTA National Tennis Center Project,
                                                                                  FSA Insured, 6.40%, 11/15/08        858,465
INDIANA (0.4%)                                                                                                        -------
    80,000      Indiana Health Facilities Financing
                   Authority Hospital RV, Community
                   Hospital of Indiana, Series A &  B,              OHIO (25.9%)
                   MBIA Insured, 6.35%, 7/1/03 .       81,897           740,000  Hamilton, OH, GO Bonds, One
                                                       ------                     Renaissance Center, Series  A,
                                                                                  AMBAC Insured, 5.50%, 11/1/16       848,195
KENTUCKY (5.3%)                                                         300,000  Lebanon, OH, Electric RV,
 1,000,000      Carroll County, KY, PCR, Kentucky                                 AMBAC Insured, 5.50%, 12/1/17       334,962
                   Utilities Co. Project, Series  A,                    215,000  Montgomery County, OH, GO Bonds,
                   7.45%, 9/15/16                   1,025,420                     5.30%, 12/1/10                      241,213
                                                    ---------           615,000  Northwest, OH, GO Bonds, FGIC
LOUISIANA (12.3%)                                                                 Insured, 5.50%, 12/1/12             723,775
 1,000,000      Calcasieu Parish, LA, PCR,                            1,000,000  Ohio State Air Quality Development
                   Occidental Petroleum Project,                                  Authority, PCR, Cleveland Electric
                   4.80%, 12/1/06                   1,060,780                     Co. Project, FGIC Insured,
 1,000,000      Louisiana Public Facilities Authority                             5.00%, 11/1/15                    1,021,690
                   RV, Extended Care Facilities                         500,000  Ohio State Building Authority,Lease
                   Community-Care Corp., 11.00%,                                  RV, Apartments Building Fund
                   2/1/14                           1,282,960                     Project, Series A, 5.50%, 4/1/16    565,730
                                                    ---------         1,000,000  Ohio State Water Development
                                                    2,343,740                     Authority, PCR, Toledo Edison
                                                    ---------                     Co. Project, Series B, 4.50%,
 MINNESOTA (4.8%)                                                                 9/1/33                              999,970
  1,000,000      International Falls, MN, PCR,                          185,000  Shelby County, OH, Hospital Facilities
                    Boise Cascade Corp. Project,                                  RV, Wilson Memorial Hospital,
                    5.50%, 4/1/23                     919,920                     ETM, 6.40%, 12/1/03                 190,343
                                                     --------                                                         -------
                                                                                                                    4,925,878
                                                                                                                    ---------






See Notes to Schedules of Investments and Notes to Financial Statements.              6                FORUM FUNDS







--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (concluded)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY                                                      SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE         PRINCIPAL       DESCRIPTION                       VALUE
-------------   ----------------------------------  ---------     -------------  --------------------------------  -----------

OKLAHOMA (1.1%)                                                    VIRGINIA (3.0%)
$   195,000      Claremore, OK, Public Works                       $ 500,000     Newport News, VA, GO Bonds,
                   Authority Capital Improvement,                                  Series A, MBIA Insured,
                   Sales Tax RV, ETM,                                              P/R 7/1/05 @ 102, 5.70%,
                   MBIA Insured, 5.00%, 6/1/05     $ 211,479                       7/1/16                        $   562,370
                                                     -------                                                         -------
PENNSYLVANIA (5.9 %)                                               WASHINGTON (6.4%)
    120,000      Allegheny County, PA, Hospital                      490,000     Pierce County, WA, HFA RV,
                   Development Authority,                                          6.00%, 12/1/28                    461,075
                   Healthcare RV, Allegheny Valley                   750,000     Vancouver, WA, HFA RV,
                   School Project, 7.25%, 2/1/03     119,873                       Springbrook Square, Series B,
    200,000      Allegheny County, PA, Hospital                                    6.00%, 3/1/31                     749,348
                   Development Authority,                                                                            -------
                   Healthcare RV, Ohio Valley                                                                      1,210,423
                   General Hospital, 5.88%, 4/1/11   200,224                                                       ---------
    385,000      Bucks County, PA, IDA RV,                         WEST VIRGINIA (5.5%)
                   Personal Care, Remarketed                        1,000,000    Monongalia County, WV, PCR,
                   11/15/93, ETM, Series A,                                        Potomac Edison Co. Fort Martin,
                   10.00%, 5/15/19                   649,249                       Series B,MBIA Insured, 5.95%,
                                                                                   4/1/13                          1,039,690
    150,000      Horizon Hospital System  Authority,                                                               ---------
                   PA, Healthcare RV, Horizon                      Total Municipal Bonds (cost $17,508,346)       18,224,630
                   Hospital System Inc. Project,                                                                  ----------
                   6.35%, 5/15/16                    159,152
                                                     -------
                                                   1,128,498
                                                                       SHARES
PUERTO RICO (5.1%)                                                     ------
    180,000      Puerto Rico, GO Bonds, Public                    SHORT-TERM HOLDINGS
                   Improvements, Series A, 5.50%,                 CASH MANAGEMENT ACCOUNTS (3.1%)
                   7/1/16                            211,577          201,568    Deutsche Tax Free Money Fund,
    250,000      Puerto Rico, GO Bonds, Public                                     0.76%                             201,568
                   Improvements, Series A,                            380,625    Dreyfus Municipal Cash Management
                   MBIA Insured, 5.50%, 7/1/21       292,765                       Plus Fund, 1.41%                  380,625
    425,000      Puerto Rico, Electric RV, Series U,                                                                 -------
                   MBIA-IBC-BNY Insured, 6.00%,                   Total Short-Term Holdings (cost $582,193)          582,193
                   7/1/14                            463,382                                                         -------
                                                     -------      Total Investments (98.7%)
                                                     967,724      (cost $ 18,090,539)                             18,806,823
                                                     -------      Other Assets & Liabilities, Net (1.3%)             246,038
                                                                                                                     -------
                                                                  NET ASSETS (100.0%)                           $ 19,052,861
                                                                                                                  ----------



See Notes to Schedules of Investments and Notes to Financial Statements.              7                 FORUM FUNDS







--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY                                                      SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE         PRINCIPAL       DESCRIPTION                       VALUE
-------------   ----------------------------------  ---------     -------------  --------------------------------  -----------

MUNICIPAL BONDS (92.3%)                                            $   25,000   Bucksport, ME, GO Bonds,
GENERAL OBLIGATION - BOND BANK (4.0%)                                             7.15%, 4/1/07                   $   29,524
                  MAINE MUNICIPAL BOND BANK                           250,000   Cape Elizabeth, ME, GO Bonds,
$  20,000         Series A, 5.00%, 11/1/04        $    20,838                     P/R 10/15/04 @ 102, 5.75%,
   20,000         Series B, 5.40%, 11/1/02             20,068                     10/15/09                           275,880
1,000,000         Series D, MBIA Insured,                             100,000   Cape Elizabeth, ME, GO Bonds,
                    5.63%, 11/1/16                  1,141,250                     P/R 10/15/04 @ 102, 5.90%,
   90,000         Series E, AMBAC Insured, P/R                                    10/15/12                           110,640
                    11/1/05 @102, 5.70%, 11/1/11      102,304          25,000   Cape Elizabeth, ME, GO Bonds,
  100,000         Series B, P/R 11/01/02 @ 102,                                   P/R 10/15/04 @ 102, 5.90%,
                    6.65%, 11/1/07                    102,444                     10/15/14                            27,660
   85,000         Series B, P/R 11/01/02 @ 102,                       250,000   Cumberland County, ME, GO Bonds,
                    6.75%, 11/1/12                     87,085                     5.25%, 2/1/07                      257,372
  150,000         Series E, P/R 11/01/02 @ 102,                        25,000   Ellsworth, ME, GO Bonds, 7.20%,
                    5.80%, 11/1/04                    153,558                     7/1/08                              30,621
   20,000         Sewer & Water RV, SRF Program,                      250,000   Freeport, ME, GO Bonds, 7.25%,
                    Series B, 4.75%, 11/1/03           20,695                     9/1/04                             276,295
                                                       ------          20,000   Freeport, ME, GO Bonds, 7.25%,
                                                    1,648,242                     9/1/10                              25,715
                                                    ---------          25,000   Old Orchard Beach, ME, GO Bonds,
GENERAL OBLIGATION - LOCAL (11.2%)                                                MBIA Insured, Partially P/R
    60,000        Bangor, ME, GO Bonds, 5.50%,                                    9/1/03 @ 103, 6.40%, 9/1/04         25,850
                    9/1/04                             64,454         140,000   Old Orchard Beach, ME, GO Bonds,
   175,000        Bar Harbor, ME, GO Bonds, 6.20%,                                MBIA Insured, Partially P/R
                    6/1/05                            194,467                     9/1/03 @ 103, 6.60%, 9/1/06        144,782
    75,000        Bar Harbor, ME, GO Bonds, 6.45%,                     35,000   Old Orchard Beach, ME, GO Bonds,
                    6/1/09                             90,265                     MBIA Insured, Partially P/R
    30,000        Bath, ME, GO Bonds, 7.45%,                                      9/1/03 @ 103, 6.65%, 9/1/07         36,197
                    12/1/07                            37,105          40,000   Old Orchard Beach, ME, GO Bonds,
    20,000        Bath, ME, GO Bonds, 7.50%,                                      MBIA Insured, Partially P/R
                    12/1/08                            25,195                     9/1/03 @ 103, 6.65%, 9/1/08         41,368
    25,000        Bath, ME, GO Bonds, Series A,                        20,000   Old Orchard Beach, ME, GO Bonds,
                    MBIA-IBC Insured, 5.63%, 3/1/09    27,484                     MBIA Insured, Partially P/R
    25,000        Blue Hill, ME, GO Bonds, 7.30%,                                 9/1/03 @ 103, 6.65%, 9/1/10         20,679
                    7/1/06                             29,277         500,000   Portland, ME, GO Bonds, P/R
    50,000        Brewer, ME, GO Bonds, Series A,                                 4/1/04 @ 102, 6.20%, 4/1/05        544,215
                    6.10%, 1/1/03                      50,554          50,000   Portland, ME, GO Bonds, 12.60%,
    50,000        Brewer, ME, GO Bonds, Series A,                                 11/1/05                             65,704
                    6.10%, 1/1/04                      51,553         100,000   Portland, ME, GO Bonds, 7.25%,
    50,000        Brewer, ME, GO Bonds, Series A,                                 12/1/05                            116,444
                    6.10%, 1/1/05                      51,492         790,000   Portland, ME, GO Bonds, 5.30%,
    50,000        Brewer, ME, GO Bonds, Series A,                                 6/1/13                             866,922
                    6.20%, 1/1/06                      51,446          60,000   Portland, ME, GO Bonds, 5.00%,
    50,000        Brunswick, ME, GO Bonds,                                        9/1/13                              67,274
                    Tax Increment , BTI Project,                       25,000   Portland, ME, GO Bonds, P/R
                    5.50%, 11/1/08                     54,317                     4/1/04 @ 102, 6.50%, 4/1/14         27,338





See Notes to Schedules of Investments and Notes to Financial Statements.              8                FORUM FUNDS




--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY                                                      SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE         PRINCIPAL       DESCRIPTION                       VALUE
-------------  ----------------------------------  ---------      ------------- --------------------------------  -----------

GENERAL OBLIGATION - LOCAL (CONTINUED)                             REVENUE - HEALTH & EDUCATION (7.1%)
$  150,000      South Portland, ME, GO Bonds,                     $   20,000    Maine Educational Loan Authority,
                  5.80%, 9/1/08                    $ 175,170                     Educational Loan RV,
    40,000      South Portland, ME, GO Bonds,                                    Supplemental Education Loan
                  5.80%, 9/1/11                       47,893                     Program, Series A-1, 6.80%,
    25,000      Westbrook, ME, GO Bonds, 6.75%,                                  12/1/07                           $   20,491
                  11/15/04                            27,648          45,000    Maine Educational Loan Authority,
    75,000      Windham, ME, GO Bonds, 0.05%,                                    Educational Loan RV,
                  6/15/08                             62,203                     Supplemental Education Loan
   130,000      Winslow, ME, GO Bonds, Crowe                                     Program, Series A-1, 7.00%,
                  Rope Industries Project, Series A,                             12/1/16                               46,038
                  MBIA Insured, 5.50%, 3/1/07        144,292          10,000    Maine Educational Loan Authority,
    25,000      Winthrop, ME, GO Bonds, 5.10%                                    Educational Loan RV,
                  8/1/04                              26,548                     Supplemental Education Loan
    25,000      Winthrop, ME, GO Bonds, 5.20%,                                   Program, Series A-2, 7.15%,
                  8/1/05                              27,250                     12/1/16                               10,232
    25,000      Winthrop, ME, GO Bonds, 5.30%,                        20,000    Maine Educational Loan Marketing
                  8/1/06                              27,847                      Corp., Student Loan RV, 6.90%,
    25,000      Winthrop, ME, GO Bonds, 5.40%,                                   11/1/03                               20,254
                  8/1/07                              28,250          25,000    Maine Educational Loan Marketing
   250,000      Yarmouth, ME, GO Bonds, AMBAC                                    Corp., Student Loan RV, Series A,
                  Insured, 5.25%, 11/15/09           286,110                     6.35%, 5/1/05                         25,315
                                                     ------            5,000    Maine HEHFA RV, AMBAC Insured,
                                                   4,571,300                     7.20%, 5/1/06                          5,024
                                                   ---------           5,000    Maine HEHFA RV, AMBAC Insured,
GENERAL OBLIGATION - STATE (0.9%)                                                 7.30%, 5/1/14                         5,023
    25,000      Maine, GO Bonds, 7.50%,                              195,000    Maine HEHFA RV, Maine Medical
                  12/15/02                            25,314                     Center Project, ETM, 6.00%,
   100,000      Maine, GO Bonds, 6.50%,                                          10/1/13                              235,767
                  7/1/03                             103,745          35,000    Maine HEHFA RV, Maine Medical
   200,000      Maine, GO Bonds, Highwa                                          Center Project, Series C,
                  Improvements,5.00%, 6/15/11        226,270                     FSA Insured, 5.00%, 11/15/13          36,268
                                                     -------          25,000    Maine HEHFA RV, Series A,
                                                     355,329                     FSA Insured, 5.25%, 7/1/11            27,861
                                                    --------         175,000    Maine HEHFA RV, Series A, ETM,
REVENUE - GUAM (7.3%)                                                            FSA Insured, 5.60%, 7/1/07           190,012
 1,000,000       Guam Power Authority RV, Series                     550,000    Maine HEHFA RV, Series A,
                   4.00%, 10/1/04                  1,030,310                     FSA Insured, 5.25%, 7/1/10           606,051
    10,000       Guam Housing Corp., SFM RV,                         450,000    Maine HEHFA RV, Series B,
                   Mortgage Guaranteed, Series A,                                FSA Insured, 5.55%, 7/1/08           472,482
                   COLL by FHLMC, 5.75%, 9/1/31       10,961         510,000    Maine HEHFA RV, Series D,
 1,875,000       Guam Power Authority RV, Series A,                              FSA Insured, 5.30%, 7/1/07           542,033
                   AMBAC Insured, P/R 10/1/02                        595,000    Maine Veterans' Homes, Healthcare
                   @ 102, 6.30%, 10/1/12           1,912,743                     RV, ETM, 6.80%, 10/1/05              633,574
                                                   ---------                                                          -------
                                                   2,954,014                                                        2,876,425
                                                   ---------                                                        ---------


See Notes to Schedules of Investments and Notes to Financial Statements.              9                FORUM FUNDS





--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY                                                       SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE         PRINCIPAL       DESCRIPTION                        VALUE
-------------   ----------------------------------  ---------     -------------  ----------------------------------  -----------

REVENUE - HOUSING (2.8%)                                          REVENUE - PUERTO RICO (25.0%)
$   60,000       Maine HSG AUTH RV, Mortgage                      $  400,000    Puerto Rico, GO Bonds, 5.25%,
                   Purchase, Series A-5,                                          7/1/18                             $   456,228
                   Remarketed 5/13/93, 6.20%,                      1,125,000    Puerto Rico, GO Bonds, MBIA
                   11/15/16 $                         61,826                      Insured, 5.75%, 7/1/10               1,337,951
    50,000       Maine HSG AUTH RV, Mortgage                       1,440,000    Puerto Rico, GO Bonds, Series A,
                   Purchase, Series A-1, 5.05%,                                   5.50%, 7/1/16                        1,692,619
                   11/15/06                           52,141         750,000    Puerto Rico, GO Bonds, Series A,
 1,000,000       Maine HSG AUTH RV, Mortgage                                      MBIA Insured, 5.50%, 7/1/21 .          878,295
                   Purchase, Series F-2, 4.05%,                      500,000    Puerto Rico, GO Bonds, Series B,
                   11/15/10                        1,027,660                      MBIA Insured, 5.75%, 7/1/07 .          579,055
                                                   ---------         120,000    Puerto Rico, GO Bonds, Electric RV,
                                                   1,141,627                      Series U, MBIA-IBC-BNY Insured,
                                                   ---------                      6.00%, 7/1/14                          130,837
REVENUE - INDUSTRIAL (8.1%)                                          500,000    Puerto Rico, Public Buildings Authority,
   250,000       Baileyville, ME, PCR, Georgia                                    Lease RV, 5.70%, 7/1/16ss.             520,875
                   Pacific Corp. Project, 4.75%,                   2,960,000    Puerto Rico, Public Finance Corp.,
                   6/1/05                            236,610                      Commonwealth Appropriations,
    15,000       Bath, ME, 7.40%, 12/1/06             18,091                      Series A, AMBAC Insured, 5.38%,
    50,000       Bucksport, ME, Solid Waste                                       6/1/18                               3,462,430
                   Disposal RV, Champion                           1,000,000    Puerto Rico, University of Puerto Rico
                   International Corp. Project,                                   RV, Series M, MBIA Insured,
                   remarketed 5/1/93, 6.25%, 5/1/10   51,068                      5.50%, 6/1/15                        1,094,830
   530,000       East Millinocket, ME, PCR Bonds,                                                                      ---------
                   Great NorthernNekoosa Corp.                                                                        10,153,120
                   Project, ETM, 6.70%, 6/1/04       572,914                                                          ----------
    50,000       Jay, ME, PCR Bonds, International
                   Paper Co. Project, Series A,                   REVENUE - TRANSPORTATION (5.2%)
                   5.63%, 11/15/06                    51,766          25,000    Bangor, ME, Bangor International
   500,000       Kennebec, ME, Water District RV,                                 Airport Project, Airport RV, 5.85%,
                   FSA Insured, 5.13%, 12/1/21 .     522,585          15,000      Kennebunk, ME, Sewer District RV,
                   7.10%, 1/1/06                      17,270                      10/1/02                                 25,002
   250,000       Maine Governmental Facilities                       150,000    Bangor, ME, Bangor International
                   Authority, Lease RV, FSA Insured,                              Airport Project, Airport RV, 6.00%,
                   5.75%, 10/1/07                    287,985                      10/1/03                                153,420
 1,465,000       Skowhegan, ME, PCR Bonds,                           100,000    Bangor, ME, Bangor International
                   Scott Paper Co. Project, 5.90%,                                Airport Project, Airport RV, 6.10%,
                   11/1/13                         1,553,457                      10/1/04                                102,273
                                                   ---------         250,000    Bangor, ME, Bangor International
                                                   3,311,746                      Airport Project, Airport RV, 6.35%,
                                                   ---------                      10/1/07                                255,513
                                                                     750,000    Maine State Turnpike Authority RV,
                                                                                  FGIC Insured, 5.75%, 7/1/28 .          829,950
                                                                     700,000    Maine State Turnpike Authority RV,
                                                                                  MBIA Insured, P/R 7/1/04 @ 102,
                                                                                  6.00%, 7/1/14                          767,459
                                                                                                                         -------
                                                                                                                       2,133,617
                                                                                                                       ---------


 See Notes to Schedules of Investments and Notes to Financial Statements.              10                FORUM FUNDS






--------------------------------------------------------------------------------
MAINE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (concluded)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY
  PRINCIPAL           DESCRIPTION                        VALUE
-------------  -------------------------------------  ----------

REVENUE - VIRGIN ISLANDS (20.7%)
$   60,000     Virgin Islands, HFA, SFM RV,
                 GNMA Mortgage Backed
                 Securities, Series A, GNMA
                 COLL, 6.00%, 3/1/07                 $   63,907
 1,080,000     Virgin Islands, PFA RV, Series  A,
                 ETM, 7.30%, 10/1/18                  1,455,725
 1,220,000     Virgin Islands, PFA RV, Senior Lien,
                 Radian-IBC Insured, 5.50%,
                 10/1/22                              1,305,180
   500,000     Virgin Islands, PFA RV, Gross
                 Receipts Taxes Lien, Series A,
                 5.63%, 10/1/10                         543,225
 1,000,000     Virgin Islands, PFA RV, Senior Lien,
                 Series C, 5.50%, 10/1/08             1,099,770
 1,140,000     Virgin Islands, PFA RV, Subordinate
                 Lien, Series D, 6.00%, 10/1/05       1,225,785
   750,000     Virgin Islands, Water & Power
                 Authority, Electric RV, 5.25%,
                 7/1/06                                 803,790
   250,000     Virgin Islands, Water & Power
                 Authority, Electric RV, 5.25%,
                 7/1/08                                 269,160
 1,500,000     Virgin Islands, Water & Power
                 Authority, Electric RV, ACA-CBI
                 MBIA-IBC Insured, 5.30%,
                 7/1/21                               1,640,700
                                                      ---------
                                                      8,407,242
                                                      ---------
Total Municipal Bonds (cost $34,913,510)             37,552,662
                                                     ----------

    SHARES
    ------
SHORT-TERM HOLDINGS
CASH MANAGMENT ACCOUNTS (6.0%)
   427,570  Deutsche Tax Free Money Fund,
              0.90%                                     427,570
 1,998,010  Dreyfus Municipal Cash
              Management Plus Fund, 1.45%             1,998,010
                                                      ---------
Total Short-Term Holdings (cost $2,425,580)           2,425,580
                                                      ---------
Total Investments (98.3%)
(cost $37,339,090)                                   39,978,242
Other Assets & Liabilities, Net (1.7%)                  698,005
                                                      ---------
NET ASSETS (100.0%)                                 $40,676,247
                                                     ----------



See Notes to Schedules of Investments
and Notes to Financial Statements.              11                   FORUM FUNDS





--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY                                                      SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE         PRINCIPAL       DESCRIPTION                       VALUE
-------------   ----------------------------------  ---------     -------------  --------------------------------  -----------

MUNICIPAL BONDS (94.7%)                                          GENERAL OBLIGATION - LOCAL (CONTINUED)
GENERAL OBLIGATION - BOND BANK (4.3.%)                           $   45,000     Keene, NH, GO Bonds, 5.15%,
                 NEW HAMPSHIRE MUNICIPAL BOND BANK                                10/15/11                        $   50,522
$    5,000       Pinkerton Academy Project,                          50,000     Londonderry, NH, GO Bonds,
                   AMBAC Insured, 5.25%, 6/1/07$       5,222                      5.40%, 1/15/14                      53,028
    50,000       Series A, 5.15%, 11/1/08             54,420        200,000     Manchester, NH, GO Bonds,
    85,000       Series C, State Guaranteed, 5.80%,                               Series A, 5.50%, 6/1/19            223,259
                   8/15/08                            92,971         15,000     Manchester, NH, GO Bonds,
    10,000       Series D, GO Bonds, State Guaranteed,                            Series A, P/R 7/1/03 @ 102,
                   P/R 1/15/03 @ 102, 6.00%, 1/15/11  10,332                      5.00%, 7/1/04                       15,693
    50,000       Series H, 6.35%, 7/15/06             51,199        250,000     Manchester, NH, GO Bonds,
   175,000       Series H, 6.50%, 7/15/08            179,216                      Series A, P/R 7/1/03 @ 102,
                                                     -------                      5.30%, 7/1/07                      262,111
                                                     393,360         15,000     Mascenic, NH, Regional SD #1,
                                                     -------                      GO Bonds, Lot C, AMBAC
GENERAL OBLIGATION - LOCAL (27.9%)                                                Insured, 7.20%, 12/15/07            18,350
   225,000       Belknap County, NH, GO Bonds,                       35,000     Nashua, NH, GO Bonds, FGIC
                   MBIA Insured, 5.20%, 6/15/13      251,310                      Insured, 5.25%, 11/1/09             39,035
    50,000       Concord, NH, GO Bonds, FGIC Insured,                50,000     Oyster River, NH, Cooperative SD
                   P/R 10/15/04 @ 102, 6.05%,                                     State Guaranteed, GO Bonds,
                   10/15/08                           55,487                      Lot A, 5.75%, 6/15/07               54,285
   100,000       Concord, NH, GO Bonds, MBIA Insured,               100,000     Oyster River, NH, Cooperative SD
                   5.00%, 1/15/09                    105,813                      State Guaranteed, GO Bonds,
   100,000       Concord, NH, SD, GO Bonds,                                       Lot A, 5.85%, 6/15/08              108,738
                   FSA Insured, 4.70%, 10/15/07      107,943         30,000     Salem, NH, GO Bonds, MBIA Insured,
   100,000       Concord, NH, SD, GO Bonds,                                       6.45%, 3/1/04                       30,418
                   FSA Insured, 5.00%, 10/15/10      108,764        400,000     Stratham, NH, SD, GO Bonds,
   115,000       Derry, NH, GO Bonds, FSA Insured,                                AMBAC Insured, 5.10%, 1/15/08      444,005
                   4.80%, 2/1/18                     121,274                                                         --------
    50,000       Exeter, NH, GO Bonds, 5.10%,                                                                      2,568,443
                   6/15/05                            54,141                                                       ----------
    25,000       Exeter, NH, GO Bonds, 5.30%,                    GENERAL OBLIGATION - PUERTO RICO (2.3%)
                   6/15/08                            28,121        180,000     Puerto Rico Commonwealth, GO Bonds,
   140,000       Exeter, NH, GO Bonds, 6.25%,                                      Series A, 5.50%, 7/1/16           211,577
                   1/15/07                           143,326                                                         -------
    50,000       Franklin, NH, GO Bonds, MBIA Insured,
                   5.20%, 10/1/07                     52,763     GENERAL OBLIGATION - STATE (0.1%)
   100,000       Goffstown, NH, SD, GO Bonds,                       10,000      New Hampshire State, GO Bonds,
                   AMBAC Insured, 5.25%, 8/15/11     104,836                       P/R 9/1/04 @ 101, 6.00%, 9/1/05    10,937
    60,000       Gorham, NH, GO Bonds, FSA Insured,                                                                   ------
                   4.80%, 4/1/13                      66,103     REVENUE - GUAM (0.3%)
    65,000       Gorham, NH, GO Bonds, FSA Insured,                 10,000      Guam Housing Corp., SFM RV,
                   4.85%, 4/1/14                      69,118                       Series A, COLL by FHLMC,
                                                                                   5.75%, 9/1/31                      10,961
                                                                    20,000      Guam Power Authority RV, Series A,
                                                                                   AMBAC Insured, COLL by USG,
                                                                                   P/R 10/1/02 @ 102, 6.30%, 10/1/12  20,403
                                                                                                                      ------
                                                                                                                      31,364
                                                                                                                      ------

See Notes to Schedules of Investments and Notes to Financial Statements.              12                FORUM FUNDS




--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY                                                      SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE         PRINCIPAL       DESCRIPTION                       VALUE
-------------   ----------------------------------  ---------     -------------  --------------------------------  -----------

REVENUE - HEALTH & EDUCATION (33.7%)                              REVENUE - HEALTH & EDUCATION (CONTINUED)
$   25,000      Hudson, NH, SD, Educational                        $  400,000   New Hampshire, HEHFA RV, River
                  Facilities RV, Lot B, 7.30%,                                    Woods at Exeter, P/R 3/1/03
                  12/15/06                        $   29,998                      @ 103, 9.00%, 3/1/23             $  423,568
    20,000      Hudson, NH, SD, Educational                           125,000   New Hampshire, HEHFA RV,
                  Facilities RV, Lot B, 7.30%,                                    Rivier College, P/R 1/1/03
                  12/15/08                            24,887                      @ 102, 6.90%, 1/1/13                129,158
   200,000      New Hampshire, HEFA RV, Exeter                        175,000   New Hampshire, HEHFA RV,
                  Project, 5.10%, 10/1/10            214,063                      Wentworth-Douglass Hospital,
    60,000      New Hampshire, HEFA RV, Exeter                                    MBIA Insured, 5.40%, 1/1/07         184,104
                  Project, 5.20%, 10/1/11             64,669                                                         --------
   120,000      New Hampshire, HEFA RV, Exeter                                                                      3,103,052
                  Project, 5.50%, 10/1/15            128,445                                                        ---------
    20,000      New Hampshire, HEFA RV, Exeter                    REVENUE - HOUSING (9.4%)
                  Project, 5.63%, 10/1/16             21,530           65,000   New Hampshire, State HFA, SFM RV,
    50,000      New Hampshire, HEHFA RV, Concord                                  Series A, Remarketed 3/1/94,
                  Hospital Issue, AMBAC Insured,                                  5.25%, 1/1/07                        67,807
                  5.40%, 10/1/06                      55,612           70,000   New Hampshire, State HFA, SFM RV,
    35,000      New Hampshire, HEHFA RV,                                           Series B, 5.90%, 1/1/07             71,788
                  Elliot Hospital of Manchester,                       55,000   New Hampshire, State HFA, SFM RV,
                  AMBAC Insured, 6.50%, 10/1/11       35,484                       Series B, 6.00%, 1/1/08             56,461
   460,000      New Hampshire, HEHFA RV,                               70,000   New Hampshire, State HFA, SFM RV,
                  Elliot Hospital of Manchester,                                  Series B, 6.00%, 7/1/08              72,012
                  AMBAC Insured, 6.25%, 10/1/21      466,068          370,000   New Hampshire, State HFA, SFM RV,
    50,000      New Hampshire, HEHFA RV,                                          Series B, FHA/VA Insured,
                  Exeter Hospital/Healthcare Inc.,                                5.60%, 1/1/06                       384,228
                  P/R 10/1/02 @ 102, 6.00%, 10/1/13   51,006          125,000   New Hampshire, State HFA, SFM RV,
    90,000      New Hampshire, HEHFA RV, Franklin                                 Series SB, 4.85%, 1/1/05            125,690
                  Pierce College, 6.00%, 10/1/13      90,804           90,000   New Hampshire, State HFA, SFM RV,
    90,000      New Hampshire, HEHFA RV, Franklin                                 Series SB, 4.95%, 1/1/06             90,619
                  Pierce College, 5.50%, 10/1/04      93,337                                                           ------
     5,000      New Hampshire, HEHFA RV,                                                                              868,605
                  Hitchcock Clinic Issue,                         REVENUE - PUERTO RICO (0.2%)                        -------
                  MBIA Insured, P/R 7/1/04                             15,000   Puerto Rico, Infrastructure Financing
                  @ 102, 6.00%, 7/1/15                 5,463                       Authority , GO Bonds, Series A,
   945,000      New Hampshire, HEHFA RV, Kendal                                    7.75%, 7/1/08                       15,341
                  at Hanover Issue, First Union                                                                        ------
                  National Bank, LOC, 5.80%,
                  10/1/12                            947,439
    85,000      New Hampshire, HEHFA RV, Lakes
                  Region Hospital Association,
                  FGIC Insured, 5.75%, 1/1/11..       87,412
    50,000      New Hampshire, HEHFA RV,
                  Nashua Memorial Hospital,
                  5.50%, 10/1/02                      50,005






See Notes to Schedules of Investments and Notes to Financial Statements.              13                FORUM FUNDS







--------------------------------------------------------------------------------
NEW HAMPSHIRE TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (concluded)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE
-------------   ----------------------------------  ---------

REVENUE - TRANSPORTATION (16.5%)

$  225,000     Manchester, NH, General Airport RV,
                 Series B, MBIA Insured, 5.00%,
                 1/1/09                           $  243,662
 1,075,000     New Hampshire State Turnpike System
                 RV, Series A, FGIC Insured,
                 6.75%, 11/1/11                    1,275,541
                                                   ---------
                                                   1,519,203
                                                   ---------
Total Municipal Bonds (cost $8,314,548)            8,721,882
                                                   ---------

    SHARES
    ------
SHORT-TERM HOLDINGS

CASH MANAGMENT ACCOUNTS (4.0%)
    15,401     Deutsche Tax Free Money Fund,
                 0.90%                               15,401
   349,193     Dreyfus Municipal Cash Management
                 Plus Fund, 1.45%                   349,193
                                                    -------
Total Short-Term Holdings (cost $364,594)           364,594
                                                    -------
Total Investments (98.7%)
(cost $8,679,142)                                 9,086,476
Other Assets & Liabilities, Net (1.3%)              120,098
                                                    -------
NET ASSETS (100.0%)                            $  9,206,574
                                                  ---------



See Notes to Schedules of Investments
and Notes to Financial Statements.              14                   FORUM FUNDS





--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY                                                      SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE         PRINCIPAL       DESCRIPTION                       VALUE
-------------   ----------------------------------  ---------     -------------  --------------------------------  -----------


COMMON STOCK (52.2%)
COMMUNICATIONS (1.0%)                                              HEALTH CARE (4.8%)
    4,900       Verizon Communications, Inc.      $  134,456        11,200         Bristol-Myers Squibb Co       $  266,560
                                                     -------         6,000         Merck & Co., Inc.                274,260
                                                                     4,700         Pfizer, Inc.                     136,394
CONSUMER CYCLICAL (4.3%)                                                                                            -------
                                                                                                                    677,214
    4,600       Centex Corp.                         204,010                                                        -------
    6,850       Jones Apparel Group, Inc. +          210,295        MATERIALS (2.5%)
    4,865       Sears Roebuck & Co.                  189,735        9,600         E I du Pont de Nemours & Co       346,272
                                                     -------                                                       --------
                                                     604,040
                                                     -------
CONSUMER STAPLES (2.9%)                                            TECHNOLOGY (13.5%)
   10,300       Philip Morris Co., Inc.              399,640        20,400        AVX Corp.                         176,664
                                                     -------        20,000        Hewlett-Packard Co.               233,400
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,                1,725        IBM Corp.                         100,723
EXCEPT COMPUTER EQUIPMENT (1.4%)                                     3,400        NCR Corp. +                        67,320
    8,850       Fairchild Semiconductor Corp.                       27,900        Sybase, Inc. +                    324,198
                  Class A +                           83,809         7,800        Teleflex, Inc.                    355,524
    7,900       Intel Corp.                          109,731        13,215        Timken Co.                        221,351
                                                     -------
                                                     193,540        12,300        Tyco International Ltd            173,430
                                                     -------         4,050        United Technologies Corp.         228,785
ENERGY (9.7%)                                                                                                       --------
    4,400       Apache Corp.                         261,580                                                      1,881,395
    2,975       ChevronTexaco Corp.                  206,019
    3,648       ConocoPhillips                       168,684       TRANSPORTATION EQUIPMENT (3.6%)
   22,200       El Paso Corp.                        183,594        16,865        Goodrich Corp.                    318,411
   12,750       Marathon Oil Corp                    289,170         5,450        Textron, Inc.                     185,845
    6,000       Royal Dutch Petroleum Co.                                                                          ---------
                  NY Shares                          241,020                                                        504,256
                                                     -------                                                       ---------
                                                   1,350,067       UTILITIES (1.7%)
                                                   ---------        15,350        TECO Energy, Inc.                 243,758
                                                                                                                    -------
FINANCIAL (6.8%)                                                   Total Common Stock (cost $9,389,094)           7,289,601
    7,550      Citigroup, Inc.                       223,857                                                      ---------
    3,700      Federal National Mortgage Association 220,298
    3,485      Lehman Brothers Holdings, Inc.        170,939       REAL ESTATE INVESTMENT TRUST (9.9%)
      326      Travelers Property Casualty Corp.                    16,000        Archstone Smith Trust             382,080
                  Class A +                            4,303        14,200        Duke Realty Corp.                 349,604
      670      Travelers Property Casualty Corp.                     9,600        Equity Residential Properties     229,824
                  Class B +                            9,065                       Trust
   10,375      Washington Mutual, Inc.               326,501        18,200        Highwoods Properties, Inc.        425,880
                                                     -------       Total Real Estate Investment Trust               -------
                                                     954,963       (cost $1,456,997)                              1,387,388
                                                     -------       COLLATERALIZED MORTGAGE OBLIGATIONS (4.9%)     ---------


See Notes to Schedules of Investments and Notes to Financial Statements.              15                           FORUM FUNDS







--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (concluded)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                      SECURITY                                                      SECURITY
  PRINCIPAL           DESCRIPTION                     VALUE         PRINCIPAL       DESCRIPTION                       VALUE
-------------   ----------------------------------  ---------     -------------  --------------------------------  -----------

FHLMC (4.9%)                                                       $  200,000   FHLB, 6.12%, 2/16/11              $  215,102
$     69,934    Series 1491 GB, 6.90%, 11/15/21    $   70,733         100,000   FNMA, 5.63%, 5/14/04                 106,018
     200,000    Series 1678 C, 6.00%, 8/15/08 ..      210,613                                                        -------
     400,000    Series 1992-184 C, 7.00%,10/25/21     409,030      Total Government Agency Notes (cost $298,654)     321,120
                                                      -------                                                        -------
Total Collateralized Mortgage Obligations                          MORTGAGE BACKED SECURITIES (0.3%)
  (cost $666,315)                                     690,376          34,924   GNMA Pool 394795, 7.50%, 10/15/10
                                                      -------                   (cost $35,339)                        37,625
CORPORATE BONDS & NOTES (24.8%)                                                                                       ------
     200,000    Associates Corp. of North America,                 U.S. TREASURY OBLIGATIONS (1.2%)
                    6.10%, 1/15/05                    214,477         170,000   U.S. Treasury Bond, 3.00%, 11/30/03
     150,000    Bear Stearns Co., Inc., 6.63%,                                 (cost $169,977)                       173,035
                    1/15/04                           157,760                                                        -------
     200,000    Boeing Capital Corp., 6.35%,
                    6/15/03                           204,631            SHARES
     300,000    Diageo Capital plc, 6.63%,                               ------
                    6/24/04                           322,929      SHORT-TERM HOLDINGS (4.3%)
     250,000    Dow Chemical Co., 5.97%,                           CASH MANAGEMENT ACCOUNTS (4.3%)
                    1/15/09                           261,919         595,512   Deutsche Cash Management Fund,
     300,000    Goldman Sachs Group, Inc., 6.65%,                               1.69% (cost $595,512)                595,512
                    5/15/09                           330,970                                                        -------
     100,000    Household Finance Corp., 6.50%,                    Total Investments (99.9%)
                    1/24/06                           100,934      (cost $15,881,767)                             13,959,723
     200,000    Ingersoll-Rand Co., 6.58%, 12/5/05    220,233      Other Assets and Liabilities, Net (0.1%)           13,509
     200,000    J.P. Morgan Chase & Co., 6.25%,                                                                      -------
                    1/15/06                           214,890      NET ASSETS (100.0%)                          $ 13,973,232
     150,000    Kraft Foods, Inc., 5.25%, 6/1/07      162,500                                                     ==========
     200,000    New York Telephone Co., 6.00%,
                    4/15/08                           207,917
     300,000    Potomac Electric Power Co., 5.63%,
                    10/15/03                          308,932
     200,000    Sears Roebuck Acceptance Corp.,
                    6.75%, 9/15/05                    215,546
     300,000    Sony Corp., 6.13%, 3/4/03             305,080
     200,000    Wal-Mart Stores, Inc., 6.88%,
                    8/10/09                           236,348
                                                      -------
Total Corporate Bonds & Notes (cost $3,269,879)     3,465,066
                                                    ---------
 GOVERNMENT AGENCY NOTES (2.3%)


See Notes to Schedules of Investments and Notes to Financial Statements.              16                FORUM FUNDS




--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------
                     SECURITY                                                          SECURITY
   SHARES            DESCRIPTION                      VALUE        SHARES              DESCRIPTION                   VALUE
-------------   ----------------------------------  ---------     ------------- --------------------------------  -----------

COMMON STOCK (97.9%)                                              FINANCIAL (20.5%)
COMMUNICATIONS (3.5%)                                                14,000       Citigroup, Inc. $                  415,100
   15,000       Sprint Corp. (FON Group)         $   136,800         11,844       FleetBoston Financial Corp.        240,788
    9,760       Verizon Communications, Inc.         267,815         10,500       J P Morgan Chase & Co.             199,395
                                                     -------          3,000       Lehman Brothers Holdings, Inc.     147,150
                                                     404,615         12,000       Merrill Lynch & Co., Inc.          395,400
                                                     -------          5,000       North Fork Bancorp. Inc.           189,200
                                                                        604       Travelers Property Casualty Corp.
                                                                                     Class A +                         7,973
CONSUMER CYCLICAL (7.6%)                                              1,242       Travelers Property Casualty Corp.
    8,000       Federated Department Stores, Inc.+   235,520                         Class B +                        16,804
   10,000       Jones Apparel Group, Inc. +          307,000         12,000       Washington Mutual, Inc.            377,640
   20,000       TJX Companies, Inc.                  340,000          8,000       Wells Fargo & Co.                  385,280
                                                     -------                                                         -------
                                                     882,520                                                       2,374,730
                                                     -------                                                       ---------

CONSUMER STAPLES (8.9%)
   12,000       CVS Corp.                            304,200      HEALTH CARE (15.5%)
    5,000       Philip Morris Cos., Inc.             194,000         12,000       Bristol-Myers Squibb Co           285,600
   20,000       Ruddick Corp.                        303,800          9,000       Johnson & Johnson                 486,720
   15,000       Walt Disney Co.                      227,100          9,000       Merck & Co., Inc.                 411,390
                                                     -------          4,000       Procter & Gamble Co.              357,520
                                                   1,029,100         12,000       Schering-Plough Corp.             255,840
                                                   ---------                                                        -------
                                                                                                                  1,797,070
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,                                                             ---------
  EXCEPT COMPUTER EQUIPMENT (5.8%)
  16,000        Applied Materials, Inc. +            184,800
  15,000        Fairchild Semiconductor Corp.                     INDUSTRIALS (1.1%)
                  Class A+                           142,050         5,000        General Electric Co.             123,250
  14,000        Intel Corp.                          194,460
  10,000        Texas Instruments, Inc.              147,700      MATERIALS (3.4%)
                                                     -------         6,000        E I du Pont de Nemours & Co      216,420
                                                     669,010        15,000        United States Steel Corp         174,150
                                                    --------                                                       -------
                                                                                                                   390,570
ENERGY (9.4%)                                                                                                      -------
  4,000         ChevronTexaco Corp.                  277,000     OIL & GAS EXTRACTION (2.8%)
  8,000         ConocoPhillips                       369,920        10,000        Nabors Industries Ltd. +         327,500
 15,000         El Paso Corp.                        124,050                                                       -------
 10,000         Exxon Mobil Corp.                    319,000
                                                     -------
                                                    1,089,970    TECHNOLOGY (15.5%)
                                                    ---------       15,000        Hewlett-Packard Co.              175,050
                                                                     6,000        Microsoft Corp. +                262,140
                                                                     5,000        Pitney Bowes, Inc.               152,450
                                                                    20,000        Sybase, Inc. +                   232,400
                                                                     7,000        Teleflex, Inc.                   319,060
                                                                    10,000        Tellabs, Inc. +                   40,700
                                                                    12,000        Tyco International Ltd           169,200
                                                                     8,000        United Technologies Corp.        451,920
                                                                                                                  --------
                                                                                                                 1,802,920
                                                                                                                 ---------


See Notes to Schedules of Investments and Notes to Financial Statements.              17                FORUM FUNDS

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS (concluded)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------


TRANSPORTATION EQUIPMENT (1.6%)
    10,000   Goodrich Corp.                          $   188,800
                                                         -------
UTILITIES (2.3%)
    15,000   TECO Energy, Inc.                           238,200
    15,000   Williams Cos., Inc.                          33,900
                                                         -------
                                                         272,100
                                                         -------
Total Common Stock (cost $13,077,050)                 11,352,155
                                                      ----------
SHORT-TERM HOLDINGS (2.5%)
CASH MANAGEMENT ACCOUNTS (2.5%)

   287,503   Deutsche Cash Management Fund,
               1.69% (cost $287,503)                     287,503
                                                         -------
Total Investments (100.4%)
(cost $13,364,553)                                    11,639,658
Other Assets and Liabilities, Net (-0.4%)                (41,882)
                                                         -------
NET ASSETS (100.0%)                                  $11,597,776
                                                     ===========



See Notes to Schedules of Investments
and Notes to Financial Statements.               18                FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)
--------------------------------------------------------------------------------

+   Non-income producing securities

^   Yield to maturity

* Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933, as amended ( the "1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act ss These variable rate securities are subject to a demand feature which reduces the remaining maturity. The maturity date shown is the actual maturity date.

(phi) Security is currently in default.

ACA        American Capital Assets
AMBAC      American Municipal Bond Assurance  Corporation
BNY        Bank of New York
CBI        Certificate of Bond Insurance
COLL       Collateralized
ETM        Escrowed to  Maturity
FGIC       Financial Guaranty  Insurance  Company
FHA        Federal Housing  Authority
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National  Mortgage  Association
FSA        Financial  Security Assurance
GNMA       Government  National Mortgage  Association
GO         General  Obligation
HEFA       Health & Education  Facilities  Authority
HEHFA      Higher  Education & HealthFacilities  Authority
HFA        Housing  Finance  Authority
HSG AUTH   State  Housing Authority
IBC        Insured Bond  Certification
IDA        Industrial  Development  Authority
LOC        Letter of Credit
MBIA       Municipal Bond Insurance  Association
P/R        Prerefunded
PCR        Pollution  Control Revenue
PFA        Public Finance  Authority
RV         Revenue Bonds
SD         School  District
SFM        Single Family  Mortgage
SRF        State  Revolving  Loan Fund
USG        U.S.  Government
USTA       United States Tennis Association
VA         Department of Veterans Affairs


See Notes to Financial Statements.            19                    FORUM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                                                                                                 MAINE
                                                                           INVESTORS        TAXSAVER           TAXSAVER
                                                                             BOND             BOND               BOND
                                                                             FUND             FUND               FUND
ASSETS                                                                   ------------      ------------       ------------
   Total investments, at value (Note 2)                                  $15,406,690       $18,806,823         $39,978,242
   (cost $16,071,772, $18,090,539 and $37,339,090, respectively)

   Receivables:

     Fund shares sold                                                            352                 -             111,810
     Interest, dividends and other                                           198,009           307,240             683,645
     Securities sold                                                               -                 -                   -
   Prepaid expenses                                                            1,020             1,578               2,691
                                                                         ------------      ------------       ------------
Total Assets                                                              15,606,071        19,115,641          40,776,388
                                                                         ------------      ------------       ------------
LIABILITIES
   Payables:
     Dividends                                                                41,289            31,815              44,642
     Fund shares redeemed                                                      2,000             4,100                  -
     Stock purchased                                                               -                -                  -

   Accrued Liabilities:
     Investment advisory fees (Note 3)                                         2,222             4,036              14,423
     Administrator fees (Note 3)                                               1,282             1,560               3,306
     Custodian fees (Note 3)                                                     923               940               1,288
     Transfer agency fees (Note 3)                                             1,674             1,578               2,745
     Other                                                                    15,366            18,751              33,737
                                                                         ------------      ------------       ------------
Total Liabilities                                                             64,756            62,780             100,141
                                                                         ------------      ------------       ------------
NET ASSETS                                                               $15,541,315       $19,052,861         $40,676,247
                                                                         ============      ============       ============

COMPONENTS OF NET ASSETS
   Paid-in capital                                                       $17,150,978       $18,255,253         $38,054,396
   Undistributed (distributions in excess of)
     net investment income                                                         -                -                  (15)
   Accumulated net realized gain (loss)                                     (944,581)           81,324             (17,286)
   Unrealized appreciation (depreciation) on investments                    (665,082)          716,284           2,639,152
                                                                         ------------     ------------         ------------

NET ASSETS                                                               $15,541,315       $19,052,861         $40,676,247
                                                                         ============     ============        ============
SHARES OF BENEFICIAL INTEREST                                              1,504,927         1,760,422           3,544,253
                                                                         ============     ============        ============
NET ASSET VALUE, AND
   REDEMPTION PRICE PER SHARE                                            $     10.33       $     10.82         $     11.48
                                                                         ============     ============        ============
OFFERING PRICE PER SHARE
   (NAV +(1-MAXIMUM SALES LOAD))                                         $     10.73       $     11.24         $     11.84
                                                                         ============     ============        ============
MAXIMUM SALES LOAD                                                             3.75%             3.75%               3.00%
                                                                         ============     ============        ============



See Notes to Financial Statements.                  20                                                FORUM  FUNDS






--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (continued)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                                                         NEW HAMPSHIRE        PAYSON        PAYSON
                                                                         TAXSAVER BOND        BALANCED      VALUE
                                                                             FUND              FUND          FUND
                                                                         -------------    -------------   ------------
ASSETS
   Total investments, at value (Note 2)                                 $  9,086,476      $ 13,959,723    $ 11,639,658
   (cost $8,679,142, $15,881,767 and $13,364,553,  respectively)

   Receivables:
     Fund shares sold                                                              -                 -             100
     Interest, dividends and other                                           162,329            89,464          19,045
     Securities sold                                                               -                 -         131,664
   Prepaid expenses                                                              938             1,209           1,189
                                                                        -------------    -------------    ------------
Total Assets                                                               9,249,743        14,050,396      11,791,656
                                                                        -------------    -------------    ------------
LIABILITIES
   Payables:
     Dividends                                                                12,863            50,188           6,905
     Fund shares redeemed                                                         -              2,132               -
     Stock purchased                                                              -                  -         161,530

   Accrued Liabilities:
     Investment advisory fees (Note 3)                                            -              7,251           8,233
     Administrator fees (Note 3)                                                 754             1,209           1,029
     Custodian fees (Note 3)                                                     778             1,225           1,021
     Transfer agency fees (Note 3)                                             1,820             1,882           1,661
     Other                                                                    26,954            13,277          13,501
                                                                        -------------    -------------    ------------
Total Liabilities                                                             43,169            77,164         193,880
                                                                        -------------    -------------    ------------
NETASSETS                                                               $  9,206,574      $ 13,973,232    $ 11,597,776
                                                                        =============    =============   =============
COMPONENTS OF NET ASSETS
     Paid-in capital                                                     $ 8,745,519      $ 17,280,324    $ 13,760,255
     Undistributed (distributions in excess of)
       net investment income                                                     484           (38,988)            (63)
     Accumulated net realized gain (loss)                                     53,237        (1,346,060)       (437,521)
     Unrealized appreciation (depreciation) on investments                   407,334        (1,922,044)     (1,724,895)
                                                                        -------------    -------------    ------------

NET ASSETS                                                               $ 9,206,574      $ 13,973,232     $11,597,776
                                                                        =============    =============   =============
SHARES OF BENEFICIAL INTEREST                                                836,951         1,439,323       1,010,070
                                                                        =============    =============   =============
NET ASSET VALUE, AND
    REDEMPTION PRICE PER SHARE                                               $ 11.00            $ 9.71         $ 11.48
                                                                        =============    =============   =============
OFFERING PRICE PER SHARE
    (NAV + (1-MAXIMUM SALES LOAD))                                           $ 11.34            $ 9.71         $ 11.48
                                                                        =============    =============   =============
MAXIMUM SALES LOAD                                                             3.00%             0.00%           0.00%
                                                                        =============    =============   =============


See Notes to Financial Statements.                 21                              FORUM FUNDS





--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                                                                                                           MAINE
                                                                          INVESTORS        TAXSAVER      TAXSAVER
                                                                             BOND            BOND         BOND
                                                                             FUND            FUND         FUND
                                                                        -------------  -------------   ------------
INVESTMENT INCOME
   Interest income                                                       $  453,565     $   495,336    $  875,758
   Dividend income                                                          113,583               -             -
                                                                        -------------  -------------   ------------
Total Investment Income                                                     567,148         495,336       875,758
                                                                        -------------  -------------   ------------
EXPENSES
   Investment advisory fees (Note 3)                                         31,453          38,825        78,032
   Administration fees (Note 3)                                              10,483          13,047        25,844
   Transfer agency fees (Note 3)                                             16,207          17,253        33,983
   Shareholder service agent fees (Note 3)                                   13,109          15,912        32,931
   Custody fees (Note 3)                                                      2,794           2,959         3,989
   Accounting fees (Note 3)                                                  20,622          21,182        25,289
   Compliance fees                                                            2,230           2,156         4,130
   Auditing fees                                                              9,650           9,650         9,400
   Legal fees                                                                   970           1,880         6,271
   Trustees fees and expenses                                                   296             375           723
   Reporting expenses                                                         3,653           5,076         8,967
   Pricing expenses                                                           1,373           2,473         7,969
   Miscellaneous expenses                                                     1,058           1,045         2,631
                                                                        -------------  -------------   ------------
Total Expenses                                                              113,898         131,833       240,159
   Fees waived (Note 4)                                                     (39,218)        (39,653)      (54,904)
                                                                        -------------  -------------   ------------
Net Expenses                                                                 74,680          92,180       185,255
                                                                        -------------  -------------   ------------

NET INVESTMENT INCOME                                                        492,468        403,156       690,503
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  -------------  -------------   ------------
   Net realized gain (loss) on investments                                    74,472         80,007         8,932
   Net change in unrealized appreciation (depreciation) on investments       563,632        664,097     1,772,213
                                                                        -------------  -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       638,104        744,104     1,781,145
NET INCREASE (DECREASE) IN NET ASSETS                                   -------------  -------------   ------------
   RESULTING FROM OPERATIONS                                            $  1,130,572   $  1,147,260   $ 2,471,648
                                                                        =============  =============  ============



See Notes to Financial Statements.                      22                         FORUM FUNDS






--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (concluded)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                                         NEW HAMPSHIRE      PAYSON         PAYSON
                                                                           TAXSAVER          BALANCED       VALUE
                                                                           BOND FUND          FUND           FUND
                                                                        -------------  -------------   ------------
INVESTMENT INCOME
   Interest income                                                        $  243,173    $   136,202     $   3,976
   Dividend income                                                              -           175,711       140,988
                                                                        -------------  -------------   ------------
Total Investment Income                                                      243,173        311,913       144,964

EXPENSES
   Investment advisory fees (Note 3)                                          20,390         50,479        59,280
   Administration fees (Note 3)                                                7,058         16,826        14,820
   Transfer agency fees (Note 3)                                              15,376         30,137        28,634
   Shareholder service agent fees (Note 3)                                     7,844              -             -
   Custody fees (Note 3)                                                       2,428          3,647         2,998
   Accounting fees (Note 3)                                                   19,569         18,000        18,000
   Compliance fees                                                             2,031          3,227         2,954
   Auditing fees                                                               8,900          7,150         7,150
   Legal fees                                                                  5,831          1,208         1,299
   Trustees fees and expenses                                                    209            347           308
   Reporting expenses                                                          3,962          3,308         3,265
   Pricing expenses                                                            5,047          2,758           516
   Miscellaneous expenses                                                      1,244          1,562         1,429
                                                                        -------------  -------------   ------------
Total Expenses                                                                99,889        138,649       140,653
   Fees waived (Note 4)                                                      (51,476)       (17,229)      (19,459)
                                                                        -------------  -------------   ------------
Net Expenses                                                                  48,413        121,420       121,194
                                                                        -------------  -------------   ------------

NET INVESTMENT INCOME                                                        194,760        190,493        23,770
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                                    47,376     (1,407,196)     (279,697)
   Net change in unrealized appreciation (depreciation) on investments       286,566     (3,392,650)   (5,635,941)
                                                                        -------------  -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       333,942     (4,799,846)   (5,915,638)
                                                                        -------------  -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                              $  528,702    $(4,609,353)  $(5,891,868)
                                                                        ============   ============   ===========




See Notes to Financial Statements.                          23                                  FORUM FUNDS


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 2002
AND THE SIX MONTHS ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

                                                                            INVESTORS                 TAXSAVER
                                                                              BOND                      BOND
                                                                              FUND                      FUND
                                                                      -----------------------     ----------------------
                                                                        AMOUNT      SHARES         AMOUNT      SHARES
                                                                      ------------ ----------     ------------ ---------
NET ASSETS - MARCH 31, 2001                                           $13,371,582                 $21,300,811
---------------------------                                           ------------                -----------

OPERATIONS
   Net investment income                                                  844,795                     880,515
   Net realized gain on investments                                       317,623                     144,545
   Net change in unrealized appreciation (depreciation) on investments   (627,625)                   (207,296)
                                                                     ------------                 ------------
   Net Increase in Net Assets Resulting from Operations                   534,793                     817,764
                                                                     ------------                 ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                 (844,796)                   (888,782)
   Net realized gain on investments                                             -                           -
                                                                     ------------                 ------------
Total Distributions to Shareholders                                      (844,796)                   (888,782)
                                                                     ------------                 ------------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                       9,262,739    914,976        2,596,715     244,424
   Reinvestment of distributions                                          323,287     31,940          380,147      36,119
   Redemption of shares                                                (7,277,063)  (718,699)      (3,990,994)   (378,370)
                                                                     ------------  ----------      ------------  ---------
Net Increase (Decrease) in Capital Transactions                         2,308,963    228,217       (1,014,132)    (97,827)
                                                                     ------------  ==========      ------------  =========
Net Increase (Decrease) in Net Assets                                   1,998,960                  (1,085,150)
                                                                     ------------                 ------------
NET ASSETS - MARCH 31, 2002 (Including Line (a)                        15,370,542                   20,215,661
                                                                     ------------                 ------------
OPERATIONS
   Net investment income                                                  492,468                      403,156
   Net realized gain on investments                                        74,472                       80,007
   Net change in unrealized appreciation (depreciation) on investments    563,632                      664,097
                                                                     ------------                 ------------
Net Increase in Net Assets Resulting from Operations                    1,130,572                    1,147,260
                                                                     ------------                 ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                 (492,468)                    (403,157)
   Net realized gain on investments                                             -                            -
                                                                     ------------                 ------------
Total Distributions to Shareholders                                      (492,468)                    (403,157)
                                                                     ------------                 ------------

CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                          668,075     65,883           415,248     39,273
  Reinvestment of distributions                                           231,677     22,710           194,408     18,240
  Redemption of shares                                                 (1,367,083)  (134,348)       (2,516,559)  (238,099)
                                                                      ------------  ----------      ------------  ---------
Net Increase (Decrease) in Capital Transactions                          (467,331)   (45,755)       (1,906,903)  (180,586)
                                                                      ------------  ==========      ------------  =========
Net Increase (Decrease) in Net Assets                                     170,773                   (1,162,800)
                                                                      ------------                 ------------
NET ASSETS - SEPTEMBER 30, 2002 (Including Line (b) Unaudited)        $15,541,315                  $19,052,861
-------------------------------------------------------------         ============                 ============
(a) Accumulated undistributed (distributions in excess of)
    net investment income, March 31, 2002                             $         -                  $          1
                                                                      ============                 ============
(b) Accumulated undistributed (distributions in excess of)
   net investment income, September 30, 2002                          $         -                  $          -
                                                                      ============                 ============


See Notes to Financial Statements.                       24                                        FORUM FUNDS






--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
FOR THE YEAR ENDED MARCH 31, 2002
AND THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------
                                                                        MAINE TAXSAVER                NEW HAMPSHIRE
                                                                          BOND FUND                TAXSAVER BOND FUND
                                                                     -----------------------     ----------------------
                                                                      AMOUNT       SHARES          AMOUNT      SHARES
                                                                     ------------ ----------     ------------ ---------
NET ASSETS - MARCH 31, 2001                                          $ 33,421,702                $12,625,554
---------------------------                                          ------------                -----------

OPERATIONS
   Net investment income                                                1,396,411                    480,515
   Net realized gain on investments                                        56,057                     85,596
   Net change in unrealized appreciation (depreciation) on investments             (361,516)                   (176,492)
                                                                     ------------                -----------
   Net Increase in Net Assets Resulting from Operations                 1,090,952                    389,619
                                                                     ------------                -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                               (1,396,409)                  (480,516)
   Net realized gain on investments                                             -                     (3,146)
                                                                     ------------                -----------
Total Distributions to Shareholders                                    (1,396,409)                  (483,662)
                                                                     ------------                -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                       8,405,785    760,374       1,183,114   110,034
   Reinvestment of distributions                                          817,027     73,808         331,926    30,899
   Redemption of shares                                                (4,306,177)  (388,634)     (2,203,586) (205,462)
                                                                     ------------  ------------   ----------- ------------
Net Increase (Decrease) in Capital Transactions                         4,916,635    445,548        (688,546)  (64,529)
                                                                     ------------  ============  -----------  ============
Net Increase (Decrease) in Net Assets                                   4,611,178                   (782,589)
                                                                     ------------                -----------

NET ASSETS - MARCH 31, 2002 (Including Line (a))                       38,032,880                 11,842,965
                                                                     ------------                -----------
OPERATIONS
   Net investment income                                                  690,503                    194,760
   Net realized gain on investments                                         8,932                     47,376
   Net change in unrealized appreciation (depreciation) on investments             1,772,213                   286,566
                                                                     ------------                -----------
Net Increase in Net Assets Resulting from Operations                    2,471,648                    528,702
                                                                     ------------                -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                 (690,505)                  (194,759)
   Net realized gain on investments                                             -                          -
                                                                     ------------                -----------
Total Distributions to Shareholders                                      (690,505)                  (194,759)
                                                                     ------------                -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                       2,454,108    218,812         455,267    42,001
   Reinvestment of distributions                                          410,638     36,549         118,935    10,960
   Redemption of shares                                                (2,002,522)  (179,559)     (3,544,536) (327,567)
                                                                     ------------  ------------  -----------  ------------
Net Increase (Decrease) in Capital Transactions                           862,224     75,802      (2,970,334) (274,606)
                                                                     ------------  ============  -----------  ============
Net Increase (Decrease) in Net Assets                                   2,643,367                 (2,636,391)
                                                                     ------------                -----------
NET ASSETS - SEPTEMBER 30, 2002 (Including Line (b) Unaudited)       $ 40,676,247                $ 9,206,574
(a) Accumulated undistributed (distributions in excess of)           ============                ===========
     net investment income, March 31, 2002                           $        (13)               $       483
(b) Accumulated undistributed (distributions in excess of)           ============                ===========
    net investment income, September 30, 2002                        $        (15)               $       484
                                                                     ============                ===========


See Notes to Financial Statements.                         25                                      FORUM FUNDS






--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (concluded)
FOR THE YEAR ENDED MARCH 31, 2002
AND THE SIX MONTHS ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                                              PAYSON                    PAYSON
                                                                             BALANCED                    VALUE
                                                                               FUND                      FUND
                                                                     -----------------------    -----------------------
                                                                       AMOUNT       SHARES          AMOUNT      SHARES
                                                                     ------------ ----------    ------------- ---------
NET ASSETS - MARCH 31, 2001                                          $ 16,625,931               $ 17,561,983
---------------------------                                          ------------                -----------
OPERATIONS
   Net investment income (loss)                                           315,558                     (7,182)
   Net realized gain (loss) on investments                                337,308                   (157,827)
   Net change in unrealized appreciation (depreciation) on investments    914,017                    236,712
                                                                     ------------                -----------
   Net Increase in Net Assets Resulting from Operations                 1,566,883                     71,703
                                                                     ------------                -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                 (297,089)                         -
   Net realized gain on investments                                      (527,833)                  (389,894)
                                                                     ------------                -----------
Total Distributions to Shareholders                                      (824,922)                  (389,894)
                                                                     ------------                -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                       2,998,269    235,256       1,979,754     115,507
   Reinvestment of distributions                                          520,292     41,461         249,784      15,065
   Redemption of shares                                                (1,712,900)  (131,609)     (1,766,917)   (102,367)
                                                                     ------------  ------------  -----------  -----------
Net Increase in Capital Transactions                                    1,805,661    145,108         462,621      28,205
                                                                     ------------  ============  -----------  ============
Net Increase in Net Assets                                              2,547,622                    144,430
                                                                     ------------                -----------

NET ASSETS - MARCH 31, 2002 (Including Line (a))                       19,173,553                 17,706,413
------------------------------------------------                     ------------                -----------
OPERATIONS

   Net investment income                                                  190,493                     23,770
   Net realized loss on investments                                    (1,407,196)                  (279,697)
   Net change in unrealized appreciation (depreciation) on investments (3,392,650)                (5,635,941)
                                                                      ------------               -----------
Net Decrease in Net Assets Resulting from Operations                   (4,609,353)                (5,891,868)
                                                                      ------------               -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                 (190,505)                   (23,779)
   Net realized gain on investments                                             -                          -
                                                                      ------------               -----------
Total Distributions to Shareholders                                      (190,505)                   (23,779)
                                                                      ------------               -----------
CAPITAL SHARE TRANSACTIONS
   Sale of shares                                                       1,382,854    121,472         579,390      39,743
   Reinvestment of distributions                                          103,367      9,878          14,897       1,237
   Redemption of shares                                                (1,886,684)  (170,262)       (787,277)    (55,397)
                                                                      ------------ ------------  -----------  -----------
Net Decrease in Capital Transactions                                     (400,463)   (38,912)       (192,990)    (14,417)
                                                                      ------------ ============  -----------  ============
Net Decrease in Net Assets                                             (5,200,321)                (6,108,637)
                                                                     ------------                -----------
NET ASSETS - SEPTEMBER 30, 2002 (Including Line (b) Unaudited)       $ 13,973,232               $ 11,597,776
(a) Accumulated undistributed (distributions in excess of)           ============               ============
    net investment income, March 31, 2002                            $    (38,976)              $        (54)
(b) Accumulated undistributed (distributions in excess of)                                      ============
    net investment income, September 30, 2002                        $    (38,988)              $        (63)
                                                                     ============               ============


See Notes to Financial Statements.                        26                                       FORUM FUNDS


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share                                 NET REALIZED
outstanding throughout each period.              BEGINNING                         AND           DIVIDENDS   DISTRIBUTIONS    NET
                                                 NET ASSET        NET          UNREALIZED        FROM NET      FROM NET      ASSET
                                                 VALUE PER     INVESTMENT     GAIN/(LOSS)ON     INVESTMENT    INVESTMENT   VALUE PER
                                                 SHARE        INCOME/(LOSS)    INVESTMENTS        INCOME         GAINS       SHARE

INVESTORS BOND FUND
April 1, 2002 to September 30, 2002 (f)          $  9.91       $ 0.32          $  0.42           $ (0.32)     $     -       $10.33
April 1, 2001 to March 31, 2002                    10.11         0.63(d)         (0.20)(d)         (0.63)           -         9.91
April 1, 2000 to March 31, 2001                     9.74         0.72             0.37             (0.72)           -        10.11
April 1, 1999 to March 31, 2000                    10.32         0.68            (0.58)            (0.68)           -         9.74
April 1, 1998 to March 31, 1999                    10.57         0.67            (0.21)            (0.67)       (0.04)       10.32
April 1, 1997 to March 31, 1998                    10.19         0.71             0.38             (0.71)           -        10.57

TAXSAVER BOND FUND
April 1, 2002 to September 30, 2002 (f)            10.42         0.22             0.40             (0.22)           -        10.82
April 1, 2001 to March 31, 2002                    10.45         0.44            (0.03)            (0.44)           -        10.42
April 1, 2000 to March 31, 2001                    10.05         0.45             0.40             (0.45)           -        10.45
April 1, 1999 to March 31, 2000                    10.61         0.48            (0.56)            (0.48)           -        10.05
April 1, 1998 to March 31, 1999                    10.75         0.48             0.04             (0.48)       (0.18)       10.61
April 1, 1997 to March 31, 1998                    10.49         0.53             0.27             (0.53)       (0.01)       10.75

MAINE TAXSAVER BOND FUND
April 1, 2002 to September 30, 2002 (f)            10.97         0.20             0.51             (0.20)           -        11.48
April 1, 2001 to March 31, 2002                    11.06         0.42            (0.09)            (0.42)           -        10.97
April 1, 2000 to March 31, 2001                    10.62         0.46             0.44             (0.46)           -        11.06
April 1, 1999 to March 31, 2000                    11.07         0.48            (0.44)            (0.48)       (0.01)       10.62
April 1, 1998 to March 31, 1999                    11.05         0.49             0.07             (0.49)       (0.05)       11.07
April 1, 1997 to March 31, 1998                    10.73         0.51             0.33             (0.51)       (0.01)       11.05

NEW HAMPSHIRE TAXSAVER BOND FUND
April 1, 2002 to September 30, 2002 (f)            10.65         0.21             0.35             (0.21)           -        11.00
April 1, 2001 to March 31, 2002                    10.74         0.42            (0.09)            (0.42)           -(c)     10.65
April 1, 2000 to March 31, 2001                    10.33         0.44             0.41             (0.44)           -        10.74
April 1, 1999 to March 31, 2000                    10.80         0.47            (0.47)            (0.47)           -(c)     10.33
April 1, 1998 to March 31, 1999                    10.73         0.46             0.13             (0.46)       (0.06)       10.80
April 1, 1997 to March 31, 1998                    10.31         0.47             0.43             (0.48)           -        10.73

PAYSON BALANCED FUND
April 1, 2002 to September 30, 2002 (f)            12.97         0.13            (3.26)            (0.13)           -         9.71
April 1, 2001 to March 31, 2002                    12.47         0.23(d)          0.88(d)          (0.23)       (0.38)       12.97
April 1, 2000 to March 31, 2001                    12.42         0.25             0.84             (0.25)       (0.79)       12.47
April 1, 1999 to March 31, 2000                    12.48         0.27             0.27             (0.27)       (0.33)       12.42
April 1, 1998 to March 31, 1999                    14.79         0.28            (1.51)            (0.28)       (0.80)       12.48
April 1, 1997 to March 31, 1998                    13.20         0.37             3.52             (0.37)       (1.93)       14.79

PAYSON VALUE FUND
April 1, 2002 to September 30, 2002 (f)            17.28         0.02            (5.80)            (0.02)           -        11.48
April 1, 2001 to March 31, 2002                    17.63        (0.01)            0.05                 -        (0.39)       17.28
April 1, 2000 to March 31, 2001                    21.86            -            (1.39)                -        (2.84)       17.63
April 1, 1999 to March 31, 2000                    19.30         0.06             3.19             (0.06)       (0.63)       21.86
April 1, 1998 to March 31, 1999                    21.67         0.07            (1.16)            (0.07)       (1.21)       19.30
April 1, 1997 to March 31, 1998                    16.10         0.12             6.93             (0.12)       (1.36)       21.67

(a)  Total return  calculations  do not include sales  charge.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).
(c)  Less than $0.01 per share.
(d) As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002, was to decrease net investment income per share by $.02 and $.01 respectively, for the Investors Bond and Payson Balanced Funds, increase net realized and unrealized gains and losses per share by $.02 and $.01 respectively, and decrease the ratio of net invest- ment income to average net assets by .29% and .10% respectively. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(e)  Annualized.
(f)  Unaudited.

See Notes to Financial Statements.             27                    FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                             RATIOS TO AVERAGE NET ASSETS
                                      ------------------------------------------
                     NET ASSETS AT                                                                    PORTFOLIO
  TOTAL              END OF PERIOD         NET INVESTMENT            NET               GROSS           TURNOVER
 RETURN (a)         (000'S OMITTED)           INCOME               EXPENSES           EXPENSES (b)       RATE

   7.54%            $    15,541               6.26% (e)             0.95%(e)           1.45% (e)         16%
   4.32%                 15,371               6.23% (d)             0.95%              1.57%             81%
  11.90%                 13,372               7.75%                 0.81%              1.21%             28%
   1.13%                 50,432               6.90%                 0.70%              1.05%             34%
   4.45%                 70,446               6.33%                 0.70%              1.02%             98%
  10.98%                 85,598               6.52%                 0.70%              1.22%            117%


   6.01%                 19,053               4.15% (e)             0.95%(e)           1.36%(e)          22%
   4.05%                 20,216               4.22%                 0.95%              1.36%             27%
   8.71%                 21,301               4.50%                 0.81%              1.26%             37%
  (0.74%)                29,180               4.68%                 0.60%              1.16%             25%
   4.95%                 37,447               4.48%                 0.60%              1.11%             62%
   7.75%                 39,203               4.95%                 0.60%              1.36%             93%


   6.52%                 40,676               3.54% (e)             0.95%(e)           1.23%(e)          11%
   3.06%                 38,033               3.82%                 0.95%              1.32%             13%
   8.69%                 33,422               4.28%                 0.84%              1.37%             19%
   0.43%                 31,938               4.50%                 0.60%              1.31%             23%
   5.19%                 32,659               4.42%                 0.60%              1.32%             29%
   7.94%                 28,196               4.65%                 0.60%              1.48%             16%


   5.26%                  9,207               3.82% (e)             0.95%(e)           1.96%(e)          1%
   3.11%                 11,843               3.88%                 0.95%              1.86%             21%
   8.41%                 12,626               4.18%                 0.84%              1.82%             24%
   0.03%                 11,644               4.46%                 0.60%              1.59%             19%
   5.61%                 15,227               4.28%                 0.60%              1.53%             42%
   8.84%                 12,908               4.45%                 0.60%              1.81%             23%


 (24.19%)                13,973               2.26% (e)             1.44%(e)           1.65%(e)          18%
   9.11%                 19,174               1.80% (d)             1.44%              1.66%             56%
   8.99%                 16,626               1.93%                 1.34%              1.64%             64%
   4.53%                 18,596               2.05%                 1.15%              1.52%             54%
  (8.20%)                23,189               2.07%                 1.15%              1.49%            100%
  31.27%                 24,440               2.58%                 1.15%              1.57%             66%


 (33.44%)                11,598               0.32% (e)             1.63%(e)           1.90%(e)          13%
   0.35%                 17,706              (0.04%)                1.63%              1.85%             28%
  (6.83%)                17,562                  -                  1.57%              1.78%             18%
  17.20%                 19,987               0.22%                 1.45%              1.75%             20%
  (4.57%)                18,253               0.35%                 1.45%              1.75%             41%
  45.28%                 19,918               0.62%                 1.45%              1.87%             39%





See Notes to Financial                    28                         FORUM FUNDS
Statements.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-four active investment portfolios. Included in this report are Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"). Each of Payson Balanced Fund and Payson Value Fund is a diversified series of the Trust. All other Funds included in this report are non-diversified Trust series. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund commenced operations on the dates indicated as follows:

             Investors Bond Fund                           October 2, 1989
             TaxSaver Bond Fund                            October 2, 1989
             Maine TaxSaver Bond Fund                     December 5, 1991
             New Hampshire TaxSaver Bond Fund            December 31, 1992
             Payson Balanced Fund                        November 25, 1991
             Payson Value Fund                               July 31, 1992

NOTE 2.  SUMMARY OF  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION-Generally, on each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Short-term securities that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.


                                     29                              FORUM FUNDS

--------------------------------------------------------------------------------

SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each of its Funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each Fund's average daily net assets.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORS-The investment adviser for Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.40% of each Fund's average daily net assets. Bainbridge Capital Management, LLC ("Bainbridge"), serves as investment adviser for Investors Bond Fund and TaxSaver Bond Fund. Bainbridge receives an advisory fee from Investors Bond Fund and TaxSaver Bond Fund at an annual rate of 0.40% of each Fund's average daily net assets. Prior to May 13, 2002, Forum Advisors served as investment adviser for Investors Bond Fund and TaxSaver Bond Fund and received an advisory fee at an annual rate of 0.40% of each Fund's average daily net assets. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee at an annual rate of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). FAdS receives an administrative fee from Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund at an annual rate of 0.10% of the average daily net assets of each Fund. Prior to May 13, 2002, FAdS received an administrative fee at an annual rate of 0.20% from Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund. For its services, FAdS receives an administrative fee from Payson Balanced Fund and Payson Value Fund at an annual rate of 0.20% of the average daily net assets of each Fund.


                                     30                              FORUM FUNDS

--------------------------------------------------------------------------------

SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund an annual fee of $18,000, certain shareholder account fees and certain out-of-pocket expenses. Prior to May 13, 2002, FSS received an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, certain shareholder account fees and certain out-of-pocket expenses. For its services, FSS receives from Payson Balanced Fund and Payson Value Fund an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, certain shareholder account fees and certain out-of-pocket expenses.

SHAREHOLDER SERVICE AGENT-Effective June 1, 2002, Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund adopted a shareholder servicing plan under which the Funds pay FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund.

CUSTODIAN-The custodian is Forum Trust, LLC. Each Fund pays an annual domestic custody fee based on an annualized percentage of the average daily net assets of the Fund. Each Fund also pays an annual maintenance fee of $3,600 as well as certain other transaction fees and reimburses the custodian for certain out-of-pocket expenses.

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds' shares.

For the six months ended September 30, 2002, FFS reallowed $4,736, $8, $45,693, and $4,315 in commissions to certain financial institutions regarding purchases of Investors Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, and New Hampshire TaxSaver Bond Fund, respectively. FFS retained net commissions of $929, $1, and $10,105, from purchases of Investors Bond Fund, TaxSaver Bond Fund, and Maine TaxSaver Bond Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund, the Fund's turnover and the number and types of portfolio securities held by the Fund. Each Fund also reimburses FAcS for certain out-of-pocket expenses.


                                     31                              FORUM FUNDS

--------------------------------------------------------------------------------

SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Forum Advisors has contractually undertaken to waive a portion of its fees and reimburse a portion of the Funds' expenses so that total expenses of Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund would not exceed certain limitations through July 2003. Bainbridge has contractually undertaken to waive a portion of its fees and reimburse a portion of the Funds' expenses so that total expenses of Investors Bond Fund and TaxSaver Bond Fund would not exceed certain limitations through July 2003. FSS and FAdS have voluntarily waived a portion of their fees. These voluntary waivers may be reduced or eliminated at any time. For the six months ended September 30, 2002, fees waived and expenses reimbursed were as follows:

                                                                                                                      TOTAL FEES
                                                                                                      EXPENSES        WAIVED AND
                                             FORUM                                                   REIMBURSED       EXPENSES
                                           ADVISORS       BAINBRIDGE        FSS          FADS        BY ADVISER       REIMBURSED
                                           --------       ----------        ---          ----        ----------       ----------

Investors Bond Fund                        $ 13,539       $ 3,487        $ 6,522       $15,670         $     -         $39,218
TaxSaver Bond Fund                            9,408         2,639          8,353        19,253               -          39,653
Maine TaxSaver Bond Fund                          -             -         15,770        39,134               -          54,904
New Hampshire TaxSaver Bond Fund             20,390             -          4,900        11,764          14,422          51,476
Payson Balanced Fund                              -             -          8,816         8,413               -          17,229
Payson Value Fund                                 -             -         12,049         7,410               -          19,459


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the six months ended September 30, 2002, were as follows:

                                            COST OF          PROCEEDS FROM SALES
                                           PURCHASES           AND MATURITIES
                                           ---------           --------------
Investors Bond Fund                        $3,265,105            $2,169,790
TaxSaver Bond Fund                          4,137,737             6,382,894
Maine TaxSaver Bond Fund                    4,686,975             3,861,000
New Hampshire TaxSaver Bond Fund              119,279             3,191,125
Payson Balanced Fund                        2,880,709             3,137,249
Payson Value Fund                           2,214,045             1,856,952



                                     32                              FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (concluded)
SEPTEMBER 30, 2002 (unaudited)
--------------------------------------------------------------------------------

NOTE 5.  SECURITY TRANSACTIONS (CONCLUDED)

The cost basis of investment securities owned as of September 30, 2002, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of cost over market value were as follows:

                                                                                              NET UNREALIZED
                                                              UNREALIZED      UNREALIZED       APPRECIATION
                                                COST         APPRECIATION    DEPRECIATION     (DEPRECIATION)
                                                ----         ------------    ------------     --------------
Investors Bond Fund                         $16,071,772       $  682,918     $(1,348,000)       $ (665,082)
TaxSaver Bond Fund                           18,090,539          838,063        (121,779)          716,284
Maine TaxSaver Bond Fund                     37,339,090        2,655,010         (15,858)        2,639,152
New Hampshire TaxSaver Bond Fund              8,679,142          407,334               -           407,334
Payson Balanced Fund                         15,881,767          683,317      (2,605,361)       (1,922,044)
Payson Value Fund                            13,364,553        1,834,921      (3,559,816)       (1,724,895)

NOTE 6.  CONCENTRATION OF RISK

Maine TaxSaver Bond Fund and New Hampshire TaxSaver Bond Fund invest substantially all their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by economic or political developments in Maine and New Hampshire.


                                     33                              FORUM FUNDS

FOR MORE INFORMATION                                           FORUM
                                                               FUNDS

                                                         INVESTORS BOND FUND

                                                          TAXSAVER BOND FUND

                                                           MAINE TAXSAVER
                                                             BOND FUND

                                                       NEW HAMPSHIRE TAXSAVER
                                                             BOND FUND

                                                        PAYSON BALANCED FUND

                                                         PAYSON VALUE FUND

              TRANSFER AGENT
      Forum Shareholder Services, LLC
             Two Portland Square
            Portland, Maine 04101

                DISTRIBUTOR
          Forum Fund Services, LLC
             Two Portland Square
            Portland, Maine 04101


                                                                [LOGO]
                                                              FORUM FUNDS
                                                             P.O. BOX 446
                                                         PORTLAND, MAINE 04112
                                                              800-94FORUM
                                                        (SHAREHOLDER SERVICES)
                                                             800-95FORUM
This report is authorized for distribution only to       (DEALER SERVICES)
shareholders and to others who have received a copy         207-879-0001
of the Fund's prospectus.                                 WWW.FORUMFUNDS.COM